Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible assets

Intangible assets consist of the following:

	As of December 31,
	2020	2021
Cost:
Computer software	23,189	23,673
Developed technologies	117	117
Customer relationship	2,135	2,135
Brand name	1,162	1,162
Contract backlog	610	610
Advertising contract	53,287	53,287
Total cost	80,500	80,984
Less: Accumulated amortization	(24,095)	(27,336)
Exchange differences	26	65
Intangible assets, net	56,431	53,713

Summary of Amortization Expense Recognized

Amortization expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	For the years ended December 31,
	2019	2020	2021
Cost of revenues	4,771	4,187	3,070
Research and development	1	-	-
Sales and marketing expenses	-	-	12
General and administrative expenses	2	2	156
	4,774	4,189	3,238

Summary of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for each of the next five years as of December 31, 2021 is:

Amortization expense of intangible assets
2022	3,200
2023	2,552
2024	2,258
2025	1,840
2026 onwards	43,863
53,713